Summary of Significant Accounting Policies (Details Narrative)		6 Months Ended		12 Months Ended	27 Months Ended
	Jan. 01, 2012	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) shares	Jul. 31, 2018	Jan. 02, 2019 USD ($)
Impairment losses on long-lived assets
Deferred revenue		$ 421,561		$ 509,385
Potentially dilutive ordinary shares | shares
Operating lease term		1 year
Operating lease right-of-use assets		$ 301,751		$ 415,770
ASU 2016-02 [Member]
Operating lease right-of-use assets						$ 301,751
Operating lease liabilities						$ 301,751
Revenue [Member]
Concentration of credit risk		10.00%
CNY [Member]
Foreign currency risk, percentage		1.00
Valued Added Tax [Member]
Income tax percentage	6.00%				3.00%
Valued Added Tax [Member] | ZDSE [Member]
VAT rate description		The preferential tax rate for small-scale VAT taxpayers is 3%. The VAT rate of branches of ZDSE were 3% and 6%.